Dec-17-03 04:54pm From- T-074 P.002/002 F-405

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03043203

Cert NYS

1-31939

NYSE

DEC 17 2003

December 17, 2003

PROCESSED
DEC 30 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, BLACKROCK DIVIDEND ACHIEVERS TRUST, Common Shares of Beneficial Interest. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 17, 2003. Tentative listing date – December 19, 2003.

Sincerely,